Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property and equipment, net
Property and equipment, net

7. Property and equipment, net

Property and equipment, net, consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Electronic devices	148,407	175,633
Vehicle	3,479	2,839
Furniture and office equipment	39,280	79,644
Leasehold improvement	211,087	237,610
Machinery	14,560	25,637
Buildings	198,263	201,129

Total	615,076	722,492

Accumulated depreciation and amortization	(199,428)	(292,403)

Property and equipment, net	415,648	430,089

Depreciation and amortization expenses were RMB51,669,RMB75,775 and RMB98,046 for the years ended December 31, 2018, 2019 and 2020, respectively.